Summary of Significant Accounting Policies - Schedule of Reconciliation the Contingent Earn-out Obligations Using Significant Unobservable Inputs (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Fair value with unobservable inputs reconciliation, Beginning balance	$ 190,736
Fair value with unobservable inputs reconciliation, Fair value earn-out liability from acquisition of PVBJ Inc.		175,318
Fair value with unobservable inputs reconciliation, Payments
Fair value with unobservable inputs reconciliation, Adjustments to fair value	18,463	15,418
Fair value with unobservable inputs reconciliation, Ending balance	$ 209,199	$ 190,736